Common Shares and Treasury Stock	12 Months Ended
May 31, 2022
Class of Stock Disclosures [Abstract]
Common Shares and Treasury Stock
15.	COMMON SHARES AND TREASURY STOCK
On March 8, 2021, the Board of Directors adopted an ordinary resolution effective as of March 10, 2021 whereas each common share (whether issued or unissued) of par value of US$0.01 each in the share capital of the Company was divided into ten common shares. The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260, Earnings per Share.
As of May 31, 2021 and 2022, the Company had 3,000,000,000 common shares authorized with par value of US$0.001.
The movements of the outstanding common shares and treasury stock are as follows, taking into the consideration of 1 to 10 stock split on March 10, 2021.

	Number of common shares	Number of treasury stock
Shares outstanding as of May 31, 2020	1,585,400,800	2,616,340
Issuance of common share for NES	6,816,350	(2,616,340)
Dual listing common shares issued	97,865,000	—

Shares outstanding as of May 31, 2021	1,690,082,150	—

Issuance of common share for NES	6,884,033	—

Shares outstanding as of May 31, 2022	1,696,966,183	—